Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended	6 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2011	Dec. 17, 2013	Jul. 18, 2011	Dec. 31, 2013	Oct. 07, 2013	Sep. 27, 2013	Sep. 30, 2013	Oct. 31, 2009
2023 Notes [Member]
Debt Instrument [Line Items]
Amount partially used to finance the purchase of 2019 Notes							$ 378,409,000
Percentage of long term debt purchase price							100.909%
Net discount	5,420,000
Discount related to non-cash issuance	8,829,000
Premium related to cash issuance	3,409,000
Financing cost of issuance of debt	3,313,000
Amount of debt issued as consideration for the partial exchange of 2019 Notes						542,000
2016 Notes [Member]
Debt Instrument [Line Items]
Financing cost of issuance of debt		3,699,000
2019 Notes [Member]
Debt Instrument [Line Items]
Percentage of long term debt purchase price									99.136%
Principal amount of debt			99,767,000						450,000,000
Long-term debt maturity date	Oct. 01, 2019
Long-term debt, fixed interest rate									7.50%
Percentage of redeemed long term debt				31.42%
Outstanding principal amount of redeemed debt			108,875,000	141,400,000
Percentage of redemption price over book value			109.129%	107.50%
Amount of Notes exchanged						512,000		89,955,000
Amount of Notes purchased								118,366,000
Total aggregate amount of Notes exchanged and purchased								208,321,000
Percentage of outstanding principal amount represented by total aggregate amount of Notes exchanged and purchased								67.50%
Cash paid as consideration for exchange						2,000		51,000
Amount paid as tender consideration for purchase								128,131,000
Percentage of redemption price equal to amount paid as tender consideration for purchase								108.25%
Cash paid for accrued and unpaid interests			1,580,000					7,638,000
One-time loss, debt instrument			23,467,000
Loss related consideration in excess of principal amount			18,873,000
Loss related to accelerated amortization of deferred financing cost			2,599,000
Loss related to accelerated accretion of original discount			1,127,000
Loss related to cost incurred in connection wtih exchange offer			868,000
Loss incurred from notes redemption					18,873,000
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt								$ 98,225,000